Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
Note 13
Commitments and Contingencies:

Leases
The Company has entered into various non-cancelable lease agreements for real property, and one minor operating lease for personal property. These arrangements expire at various dates through 2012. Rent expense was $656,296, $748,715 and $601,947 for the years ended December 31, 2010, 2009 and 2008, respectively. The future annual minimum payments under these leases are as follows:

Year Ending December 31,
2011	$363,311
2012	92,933
Thereafter	-
Total	$456,244

Litigation
Ra Medical

The Company has been involved in a number of disputes with Ra Medical Systems, Inc. and Dean Irwin, one of the Company's former employees and now an officer of Ra Medical Systems (collectively, here “Ra Medical”). In January 2004, the Company brought an action against Ra Medical for falsely advertising that it had clearance from the Food and Drug Administration, and for falsely claiming in March 2003 that its laser would be available for purchase in August 2003 and for falsely claiming that Irwin was the sole inventor of the XTRAC laser system. In November 2004, Ra Medical brought a malicious prosecution action against the Company, which was subsequently settled in May 2007. In June 2006, Ra Medical brought an action against the Company for unfair competition. In that action, the Company brought counterclaims under Federal and State law addressing such issues as misappropriation, unfair competition and unfair advertising. In October 2008, Ra Medical brought a second malicious prosecution action against the Company and its outside counsel, alleging that the action the Company brought in January 2004 against Ra Medical was initiated and maintained with malice. Ra Medical withdrew the complaint without prejudice in July 2010.

In the action which the Company brought against Ra Medical in January 2004, the Ninth Circuit Court of Appeals ruled, in April 2010, in the Company's favor on two counts, and has reversed the summary judgments on those counts and remanded them back to the U.S. District Court for the Southern District of California. The Company is preparing for trial, which is scheduled for June 2011.

In the action brought by Ra Medical in June 2006 in the District Court for the Southern District Court of California, all of the Company's counterclaims against Ra Medical which the trial court had dismissed were reinstated by the Ninth Circuit Court of Appeals and remanded to the trial court. Among such counterclaims are one for misappropriation of the Company's XTRAC technology and another for interference in the contracts the Company has with its customers. The Company has brought a motion to dismiss Ra Medical's single claim against the Company for unfair competition under the California Business and Professions Code on the grounds that Ra Medical fails to meet the standing and evidentiary requirements of that Code. The parties await the decision of the Court. The Company expects that the case will soon move into active discovery phase. Trial has been targeted for first quarter 2012.

St. Paul Fire and Marine Insurance Company

In January 2009, the Company brought a second coverage action against St. Paul in the U.S. District Court for the Eastern District of Pennsylvania in which the Company argued that the policy provided coverage for the new malicious prosecution claim asserted by Ra Medical, and the court granted the Company's motion for summary judgment on the issue of whether the policy covers malicious prosecution claims.  Accordingly, the only issue before the U.S. District Court for the Southern District of California, where St. Paul had brought a declaratory judgment action, is whether St. Paul has been released from any further coverage arising out of a claim by Ra Medical for malicious prosecution.  The parties have filed cross-motions for summary judgment on the issue of the effect of the release.

Dermatologist's action against Ra Medical and PhotoMedex

On or about October 14, 2009, a dermatologist brought an action against Ra Medical in the Circuit Court of the Sixth Judicial Circuit, Macon County, Illinois, docket no. 09-L-175. The plaintiff has two principal grievances against Ra Medical: (i) that Ra Medical sold the dermatologist one of its Pharos lasers in September 2006, before Ra Medical had the right under FDA regulations to sell the laser in the United States, and (ii) that the laser failed to perform according to its specifications in that it repeatedly failed to deliver the dosage of light demanded by the laser operator for the patient's treatment, with the result that some patients were under-dosed and showed negligible or no improvement while other patients were over-dosed and their skin blistered. The plaintiff seeks damages from Ra Medical.

The plaintiff joined the Company as co-defendants and seeks a declaratory judgment from the court that when PhotoMedex and the plaintiff had tested the performance of the laser from Ra Medical, they had not acted improperly – as alleged by an attorney for Ra Medical – but within their rights and. The Company has answered the complaint and also lodged against Ra Medical a claim for interference with prospective economic advantage from the plaintiff and from other similarly situated customers of the Company.

Ra Medical has moved that the Court should dismiss the Company's claim against Ra Medical on various grounds. The Court heard the motion on March 24, 2011. The Court ruled that the Company must amend its counterclaim to exclude injury from any interference by Ra Medical with the Company's contracts.

Other

The Company is involved in certain other legal actions and claims arising in the ordinary course of business. It believes, based on discussions with legal counsel, that these other litigations and claims will likely be resolved without a material effect on the Company's consolidated financial position, results of operations or liquidity.

Employment Agreements
The Company has severance agreements with certain key executives and employees that create certain liabilities in the event of their termination of employment without cause, or following a change in control of the Company. The aggregate commitment under these executive severance agreements, should all covered executives and employees be terminated other than for cause, was approximately $1,224,545 as of December 31, 2010, based on 2010 salary levels. Should all covered executives be terminated following a change in control of the Company, the aggregate commitment under these executive severance agreements at December 31, 2010 was approximately $1,555,244, based on 2010 salary levels.

Restricted Securities and Warrants
If an investor participating in the November 2006 private placement exercises a warrant received in the placement, then Cowen & Company is entitled to a 6.5% commission on the gross proceeds to the Company from such exercise. If all such warrants are exercised, then the Company will receive $3,904,000 and will owe Cowen & Company $253,760 in commissions. To date, no such exercises of these warrants have occurred.